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July 21, 2017

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 335 (the “Fund”)

(File No. 333-218418) (CIK# 1706992)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on June 1, 2017. The Fund consists of a unit investment trust, Smart Trust, E-Commerce Ecosystem Trust, Series 1 (the “Trust”). We received written comments from the staff of the Commission on June 22, 2017 requesting that we make certain changes to the Registration Statement and address certain other concerns. We have responded to or addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The comment requested that the first sentence of the third paragraph under “Investment Summary—Principal Investment Strategy” be revised to add more detailed disclosure of the Trust’s market capitalization policy and add any corresponding risks of such investments to the “Principal Risk Considerations” section of the “Investment Summary”. The prospectus has been updated in accordance with this comment.

Comment 2

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be updated to revise the Trust’s investment policy of investing “at least 80% of the value of its assets in securities of companies involved in some aspect of the E-Commerce Ecosystem” to instead set forth specific criteria that show that a company is in the E-Commerce industry. The prospectus has been updated in accordance with this comment to disclose the specific criteria used to determines whether a company is in the E-Commerce industry. In addition, the comment requested clarification whether “assets” in this sentence refers to “total assets” or to “net assets (plus borrowings for investment purposes).” “Net assets” was added in accordance with the staff’s comment. However, unit investment trusts generally cannot employ leverage, so we believe that the additional “(plus borrowings for investment purposes)” language is unnecessary and may cause unnecessary confusion. Accordingly, we have not made any changes to this language.

Comment 3

The comment requested that we explain why the term “Ecosystem” in the Trust’s name does not suggest that the trust focuses its investments in a particular type of investment. As stated in the Principal Investment Strategy for the Trust, “E-Commerce Ecosystem” refers to a network of interconnected functions that define the scope of the E-Commerce industry. The E-Commerce industry refers to the companies that derive revenue from this Ecosystem.

Comment 4

The comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to identify specific risks associated with the investments in companies involved in E-Commerce. In addition, the comment requested that this section also be updated to describe the risks of the various Global Industry Classification Sub-Industries identified in the “Principal Investment Strategy” section of the “Investment Summary”. The prospectus has been updated in accordance with this comment. Additionally, disclosure relating to the risks associated with the investments in companies involved in E-Commerce has been added to the “Risk Considerations” section of the prospectus.

Comment 5

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be updated to add a reference to the Trust’s investments in foreign issuers. In addition, the comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to disclose the risks of investing in foreign issuers. The prospectus has been updated in accordance with this comment.

Comment 6

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be updated to add a reference to the Trust’s investments in emerging market issuers. In addition, the comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to disclose the risks of investing in emerging market issuers. The prospectus has been updated in accordance with this comment.

Comment 7

The comment requested that the “Distribution of Units” section of the prospectus for the Trust be updated to correct the reference in the fourth paragraph to information “set forth in the table above”. The prospectus has been updated in accordance with this comment.

In addition to addressing the staff’s comments, minor updates have been made to the prospectus, including minor change to the first paragraph of the “Investment Summary—Principal Investment

Strategy” section of the prospectus for the Trust to add “and selling” to the second sentence. We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on August 8, 2017, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

          Chapman and Cutler LLP